Supplementary Items to the Cash Flow (Tables)	12 Months Ended
Dec. 31, 2024
Supplementary Items to the Cash Flow [Abstract]
Schedule of Non-Cash Transactions

In the years ended December 31, 2024, 2023, and 2022, the Group recorded the following non-cash transactions:

	Note	2024	2023	2022
Creation of non-controlling interest at Mercos:
Deferred and contingent consideration		-	-	46,717
Capital reserve	17	-	-	(42,510)
Non-controlling interest	17	-	-	(4,207)
Conversion of subscription rights to capital shares:
Capital reserve		-	-	(1,500)
Share capital		-	-	1,500
Recognition of lease right-of-use asset in exchange for lease liabilities:
Right-of-use assets, net	10	1,247	768	-
Lease liability	10	(1,247)	(768)	-
Business Combination – Smart NX
Cash and cash equivalents		-	998	-
Trade accounts receivable, net		-	3,061	-
Other current assets		-	5,545	-
Other non-current assets		-	1,204	-
Property and equipment, net		-	172	-
Right-of-use assets, net		-	107	-
Intangible Assets		-	6,201	-
Goodwill		-	15,960	-
Accounts payable to suppliers		-	(894)	-
Salaries and labor charges		-	(776)	-
Loans and financing		-	(40)	-
Lease liability		-	(118)	-
Taxes, fees and contributions payable		-	(940)	-
Other current liabilities		-	(1,211)	-
Deferred and contingent consideration on acquisitions		-	(26,848)	-
Deferred taxes		-	(2,421)	-
Capital increase through the payment of subscription rights:
Capital reserves		-	2,000	-
Share capital		-	33,910
Subscription rights		-	(35,410)	-
Loans from investors		-	(300)
Loan premium	14	-	(200)	-
Conversion of deferred and contingent consideration to capital shares:			-	-
Deferred and contingent consideration	5 and 6	-	(64,255)	-
Capital reserve	5 and 6	-	64,255	-
Conversion of loans from related parties to capital shares:
Loans from related parties	9	(8,891)	-	-
Capital reserve		8,891	-	-